Intangible Assets - Schedule of Movement In Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	£ 115,625	£ 115,343
Differences on exchange	13,802	569
Reallocations	0	0
Amortisation charge	(437)	(435)
Impairment	(24)	(84)
Disposals	(7)
Held for sale	(6)
Net book value at 31 December	129,075	115,625
– internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	37	139
– separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	85	93
Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	118,843	118,344
Net book value at 31 December	132,942	118,843
Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	3,867	3,218	£ 3,001
Goodwill
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	43,194	43,319
Differences on exchange	4,762	(68)
Reallocations	0	0
Impairment	0	(57)
Disposals	0
Held for sale	0
Net book value at 31 December	47,956	43,194
Goodwill | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Goodwill | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	43,194	43,319
Net book value at 31 December	47,956	43,194
Computer software
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	408	422
Differences on exchange	5	(3)
Reallocations	96	118
Amortisation charge	(128)	(116)
Impairment	(3)	(13)
Disposals	0
Held for sale	(4)
Net book value at 31 December	374	408
Computer software | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Computer software | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	0
Computer software | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	1,266	1,307
Net book value at 31 December	1,379	1,266
Computer software | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	1,005	858	885
Brand names
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	71,867	71,482
Differences on exchange	9,033	640
Reallocations	29	18
Amortisation charge	(309)	(319)
Impairment	(10)	(14)
Disposals	(7)
Held for sale	0
Net book value at 31 December	80,603	71,867
Brand names | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	0	0
Brand names | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	0	60
Brand names | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	74,227	73,598
Net book value at 31 December	83,454	74,227
Brand names | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	2,851	2,360	£ 2,116
Assets in the course of development
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	156	120
Differences on exchange	2	0
Reallocations	(125)	(136)
Amortisation charge	0	0
Impairment	(11)	0
Disposals	0
Held for sale	(2)
Net book value at 31 December	142	156
Assets in the course of development | – internal development
Disclosure Of Intangible Assets [Line Items]
– internal development	37	139
Assets in the course of development | – separately acquired
Disclosure Of Intangible Assets [Line Items]
– separately acquired	85	33
Assets in the course of development | Cost
Disclosure Of Intangible Assets [Line Items]
Net book value at 1 January	156	120
Net book value at 31 December	153	£ 156
Assets in the course of development | Accumulated amortisation and impairment
Disclosure Of Intangible Assets [Line Items]
Accumulated amortisation and impairment	£ 11